Debt - Narrative (Details) € in Thousands, $ in Thousands				12 Months Ended
	Jul. 19, 2019 USD ($)	Jun. 06, 2019 USD ($)	Mar. 13, 2009 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 19, 2019 USD ($)	Sep. 15, 2016 EUR (€)	Mar. 10, 2010 USD ($)	Nov. 07, 2006 USD ($)
Debt Instrument [Line Items]
Issuance of senior notes				$ 496,012	$ 0	$ 0
Loss on redemption of debt				15,175	$ 0	$ 1,566
Senior Notes | Notes Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Face amount of debt instrument				$ 0					$ 500,000
Stated interest rate of debt instrument									5.50%
Early Repayment of Senior Debt	$ 500,000
Maturity date				Jun. 01, 2020
Loss on redemption of debt	$ (15,000)
Senior Notes | 3.7% notes maturing 2029 Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Face amount of debt instrument				$ 500,000			$ 500,000
Debt Issuance Percentage of Fair Value							99.783%
Stated interest rate of debt instrument				3.70%			3.70%
Maturity date				Jul. 02, 2029
Payment frequency				semi-annually
Date of first required interest payment				Jan. 02, 2020
Senior Notes | Notes Issued To Partner Re Finance B LLC
Debt Instrument [Line Items]
Stated interest rate of debt instrument				3.70%					5.50%
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac
Debt Instrument [Line Items]
Face amount of debt instrument | €								€ 750,000
Debt Issuance Percentage of Fair Value								99.144%
Stated interest rate of debt instrument				1.25%
Maturity date				Sep. 15, 2026
Payment frequency				annually
Date of first required interest payment				Sep. 15, 2017
Capital efficient notes | Notes Issued By Partner Re Finance II Inc
Debt Instrument [Line Items]
Face amount of debt instrument				$ 62,484						$ 250,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range start				Dec. 01, 2016
Capital efficient notes | Notes Issued By Partner Re Finance II Inc | June 1, 2007 - December 1, 2016
Debt Instrument [Line Items]
Stated interest rate of debt instrument				6.44%
Payment frequency				semi-annually
Capital efficient notes | Notes Issued By Partner Re Finance II Inc | December 1, 2016 - December 1, 2066
Debt Instrument [Line Items]
Payment frequency				quarterly
Reference rate for variable rate interest payments				3-month LIBOR
Interest rate in excess of LIBOR				2.325%
Capital efficient notes | Notes Issued To Partner Re Finance II Inc
Debt Instrument [Line Items]
Face amount of debt instrument										$ 258,000
Carrying amount at balance sheet date				$ 70,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range start				Dec. 01, 2016
Maturity date range end				Dec. 01, 2066
Capital efficient notes | Notes Issued To Partner Re Finance II Inc | June 1, 2007 - December 1, 2016
Debt Instrument [Line Items]
Stated interest rate of debt instrument				6.44%
Payment frequency				semi-annually
Capital efficient notes | Notes Issued To Partner Re Finance II Inc | December 1, 2016 - December 1, 2066
Debt Instrument [Line Items]
Payment frequency				quarterly
Reference rate for variable rate interest payments				3-month LIBOR
Interest rate in excess of LIBOR				2.325%
PartnerRe U.S. Corporation
Debt Instrument [Line Items]
Percentage ownership				100.00%